INVESTMENTS IN LOANS AND SECURITIES - Equity Method Investments (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Equity method and other investments	$ 26,615	$ 25,894
Investments in Pagaya SmartResi F1 Fund, LP
Schedule of Equity Method Investments [Line Items]
Equity method and other investments	$ 17,613	16,810
Equity method investment, ownership percentage	5.40%
Other
Schedule of Equity Method Investments [Line Items]
Equity method and other investments	$ 9,002	$ 9,084